DEBT FINANCING (Details Narrative) - USD ($)							1 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 23, 2025	Jul. 25, 2025	May 28, 2025	Mar. 12, 2025	Apr. 24, 2020	Jan. 31, 2025	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 12, 2025	Mar. 31, 2025	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible note financing amount	$ 696,520												$ 696,520
Settle of convertible notes, shares								60,598
Share price								$ 5.20								$ 8.16
Settle of convertible notes								$ 315,104
Gross proceeds	750,000
Original discount issue	80,788												80,788
PPP Loan fixed interest										6.00%	12.50%	12.50%
Debt instrument gross value	897,590												897,590
Debt original issue discount	119,590												119,590
Deferred financing costs	28,000												28,000
Financing costs	18,900												18,900
Amortization expense													9,100
Debt purchase price										$ 500,000	$ 70,000	$ 170,000
Debt shares issued								40,465
Debt shares issued, value								$ 200,000
Repayment of loan									$ 100,000
Loan outstanding										300,000
Proceeds from promissory note													548,618	$ 700,000	$ 400,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayment of loan							$ 100,000
Investor [Member]
Short-Term Debt [Line Items]
Share price								$ 5.20
Debt shares issued								20,133
Debt shares issued, value								$ 100,000
Diagonal Note One [Member]
Short-Term Debt [Line Items]
Convertible note financing amount																	$ 120,455
Gross proceeds					$ 100,000
Original discount issue					$ 13,455
Payment of fees and expenses																	$ 7,000
PPP Loan fixed interest					12.00%
Minimum interest payment obligation					$ 13,490
Boot Note One [Member]
Short-Term Debt [Line Items]
Convertible note financing amount					113,455
Gross proceeds					100,000
Original discount issue					$ 13,455
PPP Loan fixed interest					12.00%
Minimum interest payment obligation					$ 12,707
Diagonal Note Two [Member]
Short-Term Debt [Line Items]
Convertible note financing amount				$ 151,800
Gross proceeds				125,000
Original discount issue				19,800
Payment of fees and expenses				$ 7,000
PPP Loan fixed interest				13.00%
Minimum interest payment obligation				$ 17,153
Diagonal Note Three [Member]
Short-Term Debt [Line Items]
Convertible note financing amount			$ 240,120
Gross proceeds			200,000
Original discount issue			33,120
Payment of fees and expenses			$ 7,000
PPP Loan fixed interest			12.00%
Minimum interest payment obligation			$ 33,617
Debt periodic payment			134,467
Boot Note Two [Member]
Short-Term Debt [Line Items]
Convertible note financing amount			116,000
Gross proceeds			100,000
Original discount issue			$ 16,000
PPP Loan fixed interest			12.00%
Minimum interest payment obligation			$ 16,240
Boot Note Three [Member]
Short-Term Debt [Line Items]
Debt periodic payment			$ 64,960
Diagonal Note Four [Member]
Short-Term Debt [Line Items]
Convertible note financing amount		$ 155,760
Gross proceeds		125,000
Original discount issue		23,760
Payment of fees and expenses		$ 7,000
PPP Loan fixed interest		12.00%
Minimum interest payment obligation		$ 21,806
Debt periodic payment		$ 87,226
Promissory Note [Member] | Paycheck Production Program [Member]
Short-Term Debt [Line Items]
Debt instrument term															2 years
PPP Loan fixed interest						1.00%
Proceeds from promissory note						$ 40,832
Loan outstanding																$ 0			$ 40,832
Investor [Member]
Short-Term Debt [Line Items]
Convertible debt										500,000	100,000	200,000
Secured Debt [Member] | Investor [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible note financing amount												200,000
Purchase price of convertible notes payable												$ 170,000
Convertible notes payable	170,000												170,000
Debt instrument term												3 months
Convertible notes payable interest rate												12.50%
Settle of convertible notes, shares								40,465
Share price								$ 5.20
Settle of convertible notes								$ 200,000
Secured Debt [Member] | Investor [Member] | Convertible Debt One [Member]
Short-Term Debt [Line Items]
Convertible note financing amount											100,000
Purchase price of convertible notes payable											$ 70,000
Convertible notes payable	70,000												70,000
Debt instrument term											3 months
Convertible notes payable interest rate											12.50%
Secured Debt [Member] | Investor [Member] | Convertible Debt Two [Member]
Short-Term Debt [Line Items]
Convertible note financing amount										$ 500,000								$ 300,000
Convertible notes payable	$ 500,000												$ 500,000
Debt instrument term										33 months
Convertible notes payable interest rate										6.00%
Repayments of debt							$ 100,000		$ 100,000
Secured Debt [Member] | Investor One [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Settle of convertible notes, shares								20,133
Share price								$ 5.20
Settle of convertible notes								$ 100,000